Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Long-term Debt	¥ 4,186,222	¥ 3,826,504
Weighted average rate	1.70%	1.40%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 496,431	¥ 497,392
Weighted average rate	1.20%	1.30%
Minimum maturity date	2020	2019
Maximum maturity date	2037	2035
Banks Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 1,895,176	¥ 1,660,225
Weighted average rate	1.80%	1.40%
Minimum maturity date	2020	2019
Maximum maturity date	2077	2077
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 348,103	¥ 329,841
Weighted average rate	0.80%	0.90%
Minimum maturity date	2020	2020
Maximum maturity date	2037	2035
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 271,170	¥ 316,899
Weighted average rate	0.70%	1.00%
Minimum maturity date	2023	2019
Maximum maturity date	2077	2077
Unsecured Bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 807,460	¥ 756,865
Weighted average rate	1.80%	1.60%
Minimum maturity date	2023	2021
Maximum maturity date	2029	2027
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term Debt	¥ 190,082	¥ 183,224
Weighted average rate	3.10%	3.10%
Minimum maturity date	2021	2021
Maximum maturity date	2027	2024
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 20,151	¥ 53,017
Weighted average rate	0.30%	0.30%
Minimum maturity date	2021	2021
Maximum maturity date	2023	2023
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term Debt	¥ 157,649	¥ 29,041
Weighted average rate	2.40%	3.10%
Minimum maturity date	2022	2024
Maximum maturity date	2039	2039